Guarantor and Non-Guarantor Subsidiaries - Condensed Consolidating Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 216,713	$ 270,555	$ 295,954	$ 361,745
Accounts receivable, net	404,862	350,013
Accounts receivable, net		499,576		433,947
Tooling receivable	133,124	116,947
Inventories	162,920	143,253		139,726
Prepaid expenses	27,481	21,902		26,295
Other	83,261	87,802
Other		55,186		43,808
Total current assets	1,028,361	990,472		1,005,521
Investments in affiliates and intercompany accounts, net	60,100	62,200		54,400
Property, plant and equipment, net	624,708	628,608		619,717
Goodwill	133,242	133,716		136,406	137,000
Other assets	209,100	210,900		187,800
Total assets	2,055,466	2,025,977	2,025,977	2,003,788
Current liabilities:
Debt payable within one year	34,880	32,556		33,093
Accounts payable	281,017	271,355		256,671
Accrued liabilities	206,300	183,005		193,219
Total current liabilities	522,160	486,916		482,983
Long-term debt	450,784	450,809		455,559
Other liabilities	316,800	323,200		323,800
Total liabilities	1,289,817	1,260,903		1,262,325
Redeemable noncontrolling interests	13,463	14,194		14,344
Preferred stock	121,997	121,649		125,916	130,339
Total Cooper-Standard Holdings Inc. equity	630,318	628,326		597,859
Noncontrolling interests	(129)	905		3,344
Total equity	630,189	629,231		601,203
Total liabilities and equity	2,055,466	2,025,977		2,003,788
Parent [Member]
Current assets:
Cash and cash equivalents	0	0	0	0
Accounts receivable, net
Accounts receivable, net
Tooling receivable
Inventories
Prepaid expenses
Other
Other
Total current assets
Investments in affiliates and intercompany accounts, net	630,300	628,300		597,900
Property, plant and equipment, net
Goodwill
Other assets
Total assets	630,300	628,300		597,900
Current liabilities:
Debt payable within one year
Accounts payable
Accrued liabilities
Total current liabilities
Long-term debt
Other liabilities
Total liabilities
Redeemable noncontrolling interests
Preferred stock
Total Cooper-Standard Holdings Inc. equity	630,300	628,300		597,900
Noncontrolling interests
Total equity	630,300	628,300		597,900
Total liabilities and equity	630,300	628,300		597,900
Issuer [Member]
Current assets:
Cash and cash equivalents	152,800	177,500	177,700	189,600
Accounts receivable, net	64,400	54,800
Accounts receivable, net		68,200		66,800
Tooling receivable	18,300	13,400
Inventories	20,800	18,800		18,800
Prepaid expenses	4,300	5,900		5,200
Other	35,600	35,500
Other		35,500		23,100
Total current assets	296,200	305,900		303,500
Investments in affiliates and intercompany accounts, net	292,900	339,700		290,900
Property, plant and equipment, net	90,300	88,200		77,800
Goodwill	111,100	111,100		111,100
Other assets	131,700	80,900		97,600
Total assets	922,200	925,800		880,900
Current liabilities:
Debt payable within one year
Accounts payable	47,700	45,400		48,300
Accrued liabilities	78,300	59,100		48,900
Total current liabilities	126,000	104,500		97,200
Long-term debt	450,000	450,000		450,000
Other liabilities	164,400	167,400		164,100
Total liabilities	740,400	721,900		711,300
Redeemable noncontrolling interests
Preferred stock	122,000	121,600		125,900
Total Cooper-Standard Holdings Inc. equity	59,800	82,300		43,700
Noncontrolling interests
Total equity	59,800	82,300		43,700
Total liabilities and equity	922,200	925,800		880,900
Guarantors [Member]
Current assets:
Cash and cash equivalents	0	4,400	0	0
Accounts receivable, net	81,100	72,600
Accounts receivable, net		84,700		74,800
Tooling receivable	14,600	12,100
Inventories	31,700	28,500		24,200
Prepaid expenses	400	300		400
Other	(1,000)	600
Other		600		2,000
Total current assets	126,800	118,500		101,400
Investments in affiliates and intercompany accounts, net	1,066,600	998,700		1,050,000
Property, plant and equipment, net	56,200	56,500		64,600
Goodwill
Other assets	100	48,200		(5,800)
Total assets	1,249,700	1,221,900		1,210,200
Current liabilities:
Debt payable within one year
Accounts payable	45,300	41,300		30,900
Accrued liabilities	4,300	5,400		9,000
Total current liabilities	49,600	46,700		39,900
Long-term debt
Other liabilities	(100)	(200)		5,900
Total liabilities	49,500	46,500		45,800
Redeemable noncontrolling interests
Preferred stock
Total Cooper-Standard Holdings Inc. equity	1,200,200	1,175,400		1,164,400
Noncontrolling interests
Total equity	1,200,200	1,175,400		1,164,400
Total liabilities and equity	1,249,700	1,221,900		1,210,200
Non-Guarantors [Member]
Current assets:
Cash and cash equivalents	63,900	88,700	118,300	172,100
Accounts receivable, net	259,400	222,700
Accounts receivable, net		346,700		292,300
Tooling receivable	100,200	91,400
Inventories	110,400	96,000		96,700
Prepaid expenses	22,800	15,700		20,700
Other	48,700	51,700
Other		19,100		18,800
Total current assets	605,400	566,200		600,600
Investments in affiliates and intercompany accounts, net	(73,600)	(52,900)		(164,900)
Property, plant and equipment, net	478,200	483,900		477,300
Goodwill	22,100	22,600		25,300
Other assets	77,300	81,800		96,000
Total assets	1,109,400	1,101,600		1,034,300
Current liabilities:
Debt payable within one year	34,900	32,600		33,100
Accounts payable	188,000	184,700		177,500
Accrued liabilities	123,700	118,500		135,300
Total current liabilities	346,600	335,800		345,900
Long-term debt	800	800		5,600
Other liabilities	152,500	156,000		153,800
Total liabilities	499,900	492,600		505,300
Redeemable noncontrolling interests	13,500	14,200		14,300
Preferred stock
Total Cooper-Standard Holdings Inc. equity	596,100	593,900		511,400
Noncontrolling interests	(100)	900		3,300
Total equity	596,000	594,800		514,700
Total liabilities and equity	1,109,400	1,101,600		1,034,300
Eliminations [Member]
Current assets:
Cash and cash equivalents
Accounts receivable, net
Accounts receivable, net
Tooling receivable
Inventories
Prepaid expenses
Other
Other
Total current assets
Investments in affiliates and intercompany accounts, net	(1,856,100)	(1,851,600)		(1,719,500)
Property, plant and equipment, net
Goodwill
Other assets
Total assets	(1,856,100)	(1,851,600)		(1,719,500)
Current liabilities:
Debt payable within one year
Accounts payable
Accrued liabilities
Total current liabilities
Long-term debt
Other liabilities
Total liabilities
Redeemable noncontrolling interests
Preferred stock
Total Cooper-Standard Holdings Inc. equity	(1,856,100)	(1,851,600)		(1,719,500)
Noncontrolling interests
Total equity	(1,856,100)	(1,851,600)		(1,719,500)
Total liabilities and equity	$ (1,856,100)	$ (1,851,600)		$ (1,719,500)